Investment Objectives and Goals	Apr. 20, 2026
Principal CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL CLO ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks to provide current income
Objective, Secondary [Text Block]	and, as a secondary objective, capital appreciation during periods of rising U.S. interest rates.
Principal Inflation Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL INFLATION PROTECTION ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks to provide current income
Objective, Secondary [Text Block]	and, as a secondary objective, capital appreciation during periods of rising U.S. inflation.
Principal Long Duration ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LONG DURATION ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks to provide current income
Objective, Secondary [Text Block]	and, as a secondary objective, capital appreciation during periods of falling U.S. interest rates.
Principal Securitized Debt ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL SECURITIZED DEBT ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks to provide current income
Objective, Secondary [Text Block]	and, as a secondary objective, capital appreciation during periods of U.S. corporate credit spread widening.